Arrow Dow Jones Global Yield ETF

Ticker: GYLD

(a series of Arrow ETF Trust)

Supplement dated April 21, 2017
to the Prospectus dated June 1, 2016
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The third paragraph in the section in the Prospectus “Fund Service Providers” is replaced with the following:

The Fund has entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Northern Lights Distributors, LLC (the “Distributor”), 17605 Wright Street, Omaha, NE 68130, to serve as the distributor for the Fund.  Archer Distributors, LLC, an affiliate of the Fund’s Investment Advisor (“Archer”) is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.  Both the Distributor and Archer are registered broker-dealers and members of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated June 1, 2016. These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-277-6933.

Please retain this Supplement for future reference.

Arrow Dow Jones Global Yield ETF

Ticker: GYLD

(a series of Arrow ETF Trust)

Supplement dated April 21, 2017
to the Statement of Additional Information dated June 1, 2016

______________________________________________________________________

The first paragraph in the section in the Statement of Additional Information “Distribution of Shares” is replaced with the following:

Northern Lights Distributors, LLC, located at 17605 Wright Street, Omaha, Nebraska 68130 (the "Distributor") serves as the distributor for the Fund pursuant to an ETF Distribution Agreement with the Fund (the “Distribution Agreement”).  Archer Distributors, LLC, an affiliate of the Fund’s Investment Advisor (“Archer”) is also a party to the Distribution Agreement and provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials.  The Distributor and Archer are each registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA").  The offering of the Fund’s Shares is continuous, and the Distributor acts as an agent for the Fund. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor has no role in determining the investments or investment policies of the Fund.

*       *       *       *       *

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated June 1, 2016. These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission. These documents are available upon request and without charge by calling the Fund toll-free at 1-877-277-6933.

Please retain this Supplement for future reference.